Share capital - Rio Tinto plc - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
– Rio Tinto plc
Disclosure of classes of share capital [line items]
Shares held in the employee share ownership trusts on behalf of Rio Tinto plc (in shares)	512,911	229,749	253,371
Shares and ADRs
Disclosure of classes of share capital [line items]
Value of shares purchased by employee share ownership trusts	$ 30	$ 13	$ 17
ADRs | – Rio Tinto plc
Disclosure of classes of share capital [line items]
American depository receipts in entity held in employee share ownership trust (in shares)	31,371	48,990	45,694